Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	December 31, 2018	December 31, 2017
Deferred lease inducements liability (note 17(b))	$1,419	$10
Asset retirement obligation (note 17(c))	818	744
Directors' deferred stock unit plan (note 22(e))	13,413	5,672
Deferred gain on sale-leaseback (note 17(d))	8,438	7,654
Provision for loss on sublease (note 17(e))	1,535	—
	$25,623	$14,080

Schedule of changes in deferred lease inducements

	December 31, 2018	December 31, 2017
Balance, beginning of year	$10	$38
Addition	1,412	—
Amortization of deferred lease inducements	(3)	(28)
Balance, end of year	$1,419	$10

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2018	December 31, 2017
Balance, beginning of year	$744	$678
Accretion expense	74	66
Balance, end of year	$818	$744

Schedule of deferred gain on sale-leaseback

	December 31, 2018	December 31, 2017
Balance, beginning of year	$7,654	$3,199
Addition	2,262	5,155
Amortization of deferred gain on sale-leaseback	(1,478)	(700)
Balance, end of year	$8,438	$7,654